Issued share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Other Reserves
Other reserves

	2023	2022	2021
	(in € millions)
Currency translation
At January 1	100	17	(54)
Currency translation	(37)	83	71
At December 31	63	100	17
Short term investments
At January 1	(18)	(3)	5
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	11	(23)	(8)
Losses/(gains) reclassified to consolidated statement of operations	7	4	(2)
Deferred tax	(4)	4	2
At December 31	(4)	(18)	(3)
Long term investments
At January 1	161	(26)	1,059
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	76	212	(1,218)
Losses/(gains) on sale of long term investment reclassified to accumulated deficit	3	2	(134)
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	—	(5)	30
Deferred tax	(16)	(22)	237
At December 31	224	161	(26)
Exchangeable Notes
At January 1	3	—	—
(Losses)/gains on fair value attributable to changes in credit risk	(14)	4	—
Deferred tax	4	(1)	—
At December 31	(7)	3	—
Cash flow hedges
At January 1	10	(4)	(3)
(Losses)/gains on fair value that may be subsequently reclassified consolidated statement of operations	(2)	4	(11)
(Gains)/losses reclassified to revenue	(44)	32	51
Losses/(gains) reclassified to cost of revenue	30	(20)	(40)
Deferred tax	3	(2)	(1)
At December 31	(3)	10	(4)
Share-based compensation
At January 1	1,265	869	680
Share-based compensation (Note 18)	322	385	222
Income tax impact associated with share-based compensation (Note 9)	23	51	21
Restricted stock units withheld for employee taxes	(71)	(40)	(54)
At December 31	1,539	1,265	869
Other reserves at December 31	1,812	1,521	853